Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Supplement [Text Block]	finst_SupplementTextBlock	Federated Institutional Trust

Federated Short-Intermediate Total Return Bond Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUS(ES)

The Funds listed above are each entering into an Agreement and Plan of Reorganization (Agreement) pursuant to which certain classes of each Fund would acquire substantially all of the assets of certain other classes and funds as described below. If the Agreements, and related reorganization transactions, are approved by the Acquired Fund Shareholders, and the applicable reorganization transaction consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in each Fund's Summary Prospectus and the summary section of each Fund's Statutory Prospectus shall be deemed changed as described below.

Federated Short-Intermediate Total Return Bond Fund

"The Fund is entering into an Agreement pursuant to which the Class A Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of Huntington Funds, in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Huntington Short/Intermediate Fixed Income Securities Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Short/Intermediate Fixed Income Securities Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the February 1, 2015 date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Class A Shares, Class R Shares, Institutional Shares and Service Shares dated January 31, 2014, shall be deemed changed to May 1, 2015, with respect to the Class A Shares and Institutional Shares of the Fund only."
Federated Short-Intermediate Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	finst_SupplementTextBlock	Federated Institutional Trust

Federated Short-Intermediate Total Return Bond Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES AND PROSPECTUS(ES)

The Funds listed above are each entering into an Agreement and Plan of Reorganization (Agreement) pursuant to which certain classes of each Fund would acquire substantially all of the assets of certain other classes and funds as described below. If the Agreements, and related reorganization transactions, are approved by the Acquired Fund Shareholders, and the applicable reorganization transaction consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in each Fund's Summary Prospectus and the summary section of each Fund's Statutory Prospectus shall be deemed changed as described below.

Federated Short-Intermediate Total Return Bond Fund

"The Fund is entering into an Agreement pursuant to which the Class A Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of Huntington Funds, in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Huntington Short/Intermediate Fixed Income Securities Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Short/Intermediate Fixed Income Securities Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the February 1, 2015 date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Class A Shares, Class R Shares, Institutional Shares and Service Shares dated January 31, 2014, shall be deemed changed to May 1, 2015, with respect to the Class A Shares and Institutional Shares of the Fund only."